Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Banking and Thrift, Interest [Abstract]
Summary of Certificate of Deposits Maturities
The following table summarizes certificate of deposits by maturity at December 31, 2022:

	Balance	Percentage of Total
Year	(Dollars in thousands)
2023	$1,575,617	97.0%
2024	30,617	1.9%
2025	9,297	0.6%
2026	5,092	0.3%
2027	3,726	0.2%
Thereafter	33	0.0%
Total certificates of deposit	$1,624,382	100.0%